INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - Cost of Sales (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Inventories as of the beginning of the period			$ 27,322,003	$ 19,366,001
Adjustment of opening net book amount for the application of IAS 29				4,273,416
Purchases of the period			51,638,178	45,121,088
Production costs			6,310,757	5,119,487
Foreign currency translation			(1,183,800)	(2,129,829)
Subtotal			84,087,138	71,750,163
Inventories as of the end of the period	$ 30,779,336	$ 24,097,484	30,779,336	24,097,484
Cost of sales	$ 32,962,728	$ 33,153,669	$ 53,307,802	$ 47,652,679